Revenue Classified by Significant Product and Service Offerings (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenue from External Customer [Line Items]
Revenue	$ 19,896	$ 20,489	$ 21,456	$ 16,008	$ 18,059	$ 17,407	$ 20,885	$ 17,372	$ 77,849	$ 73,723	$ 69,943
Microsoft Office system
Revenue from External Customer [Line Items]
Revenue									22,995	22,299	20,730
Windows PC operating system
Revenue from External Customer [Line Items]
Revenue									17,529	17,320	17,825
Server products and tools
Revenue from External Customer [Line Items]
Revenue									15,408	14,232	13,251
Xbox 360 platform
Revenue from External Customer [Line Items]
Revenue									7,100	8,045	8,103
Consulting and product support services
Revenue from External Customer [Line Items]
Revenue									4,372	3,976	3,372
Advertising
Revenue from External Customer [Line Items]
Revenue									3,387	3,181	2,913
Other products and services
Revenue from External Customer [Line Items]
Revenue									$ 7,058	$ 4,670	$ 3,749